Selected Balance Sheet Components (Details Narrative) - USD ($)		12 Months Ended
	Mar. 18, 2021	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2024	Sep. 12, 2023	Aug. 11, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash		$ 1,949,000	$ 372,000	$ 1,897,000
Threshold period from closing of settlement	21 days
Legal settlement liability			600,000
Edoc Merger Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Deferred financing costs		0	300,000			$ 1,900,000
Promissory Note Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Transaction costs related to merger					$ 700,000
Settlement and Mutual Release Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash	$ 1,100,000
Payments for legal settlements	60,000
Monthly payments for legal settlements	20,000
Settlement Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments for legal settlements		1,100,000	$ 600,000
Settlement Agreement [Member] | Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash secured in equity finance	$ 10,000,000.0	10,000,000.0
First Light Acquisition Group, Inc. (FLAG) [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Deferred financing costs		$ 0		$ 100,000